Segment information - Balance sheet information (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating segments
PP&E, net	$ 28,538	$ 23,165	$ 17,963
Intangible assets, net	7,098	7,592	7,659
Purchases	9,905	9,632	6,396
Capital expenditures on intangible assets (b)	1,238	1,754	3,704
Total capital expenditures in PP&E and intangible assets (a)+ (b)	11,143	11,386	10,100
Total additions on PP&E and intangible assets	12,576	11,860	11,162
Net financial asset (debt)	(3,260)	(5,892)	(2,277)
Eliminations
Operating segments
Intangible assets, net	(1)	(1)	(1)
Fixed services | Operating segment
Operating segments
PP&E, net	15,039	11,468	9,280
Intangible assets, net	406	429	443
Purchases	5,254	3,820	2,846
Capital expenditures on intangible assets (b)	153	197	233
Total capital expenditures in PP&E and intangible assets (a)+ (b)	5,407	4,017	3,079
Total additions on PP&E and intangible assets	6,886	4,525	3,514
Mobile Services | Operating segment
Operating segments
PP&E, net	13,499	11,697	8,683
Intangible assets, net	6,693	7,164	7,217
Purchases	4,651	5,812	3,550
Capital expenditures on intangible assets (b)	1,085	1,557	3,471
Total capital expenditures in PP&E and intangible assets (a)+ (b)	5,736	7,369	7,021
Total additions on PP&E and intangible assets	5,690	7,335	7,648
Personal Mobile Services | Operating segment
Operating segments
PP&E, net	10,901	9,541	6,899
Intangible assets, net	6,482	7,086	7,131
Purchases	4,161	5,249	3,157
Capital expenditures on intangible assets (b)	1,032	1,481	3,395
Total capital expenditures in PP&E and intangible assets (a)+ (b)	5,193	6,730	6,552
Total additions on PP&E and intangible assets	5,173	6,708	7,158
Nucleo Mobile Services | Operating segment
Operating segments
PP&E, net	2,598	2,156	1,784
Intangible assets, net	211	78	86
Purchases	490	563	393
Capital expenditures on intangible assets (b)	53	76	76
Total capital expenditures in PP&E and intangible assets (a)+ (b)	543	639	469
Total additions on PP&E and intangible assets	$ 517	$ 627	$ 490